SHAREHOLDER'S CAPITAL - RSU and DSU Activity (Details)	12 Months Ended
Dec. 31, 2023 Option $ / shares shares
RSUs
Disclosure Of Other Equity Instruments In Share-Based Payment Arrangement [Line Items]
Number of other equity instruments outstanding at beginning of period | Option	1,906,769
Number of other equity instruments granted | Option	2,581,840
Number of other equity instruments settled | Option	(2,050,551)
Number of other equity instruments forfeited | Option	(109,416)
Number of other equity instruments cancelled | shares	(16,881)
Number of other equity instruments outstanding at end of period | Option	2,311,761
Number of other equity instruments expected to vest | Option	2,125,322
Weighted average exercise price of other equity instruments outstanding at beginning of period (US$ per share)	$ 28.10
Weighted average exercise price of other equity instruments granted (US$ per share)	31.30
Weighted average exercise price of other equity instruments settled (US$ per share)	29.03
Weighted average exercise price of other equity instruments forfeited (US$ per share)	30.03
Weighted average exercise price of other equity instruments cancelled (US$ per share)	30.25
Weighted average exercise price of other equity instruments outstanding at end of period (US$ per share)	30.74
Weighted average exercise price of other equity instruments vested and expected to vest (US$ per share)	$ 30.63
DSUs
Disclosure Of Other Equity Instruments In Share-Based Payment Arrangement [Line Items]
Number of other equity instruments outstanding at beginning of period | Option	60,960
Number of other equity instruments granted | Option	29,573
Number of other equity instruments outstanding at end of period | Option	90,533
Number of other equity instruments expected to vest | Option	90,533
Weighted average exercise price of other equity instruments outstanding at beginning of period (US$ per share)	$ 28.50
Weighted average exercise price of other equity instruments granted (US$ per share)	33.14
Weighted average exercise price of other equity instruments outstanding at end of period (US$ per share)	30.02
Weighted average exercise price of other equity instruments vested and expected to vest (US$ per share)	$ 30.02